Loss per share:	12 Months Ended
Dec. 31, 2021
Loss per share:
Loss per share:

12.   Loss per share:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Basic weighted average number of common shares outstanding	79,315,892	59,023,380

Basic and diluted loss per share	$(0.90)	$(0.54)

Excluded from the calculation of the diluted loss per share for the years ended December 31, 2021 and 2020 is the impact of all stock options granted under the Stock Option Plan, as they would be anti-dilutive.

Stock options granted under the Stock Option Plan could potentially be dilutive in the future.